Nature of Business and Organization (Details) - USD ($)		Feb. 24, 2025	Oct. 29, 2024	Oct. 28, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2024	Nov. 01, 2024	Jul. 25, 2024
Nature of Business and Organization [Line Items]
Common stock shares issued (in Shares)	[1]				7,571,078	5,290,000
Stock split ratio		1-to-400
Hang Feng Capital Management Limited (HF CM) [Member]
Nature of Business and Organization [Line Items]
Equity interests (in Dollars)			$ 100	$ 1					$ 1
Transferred ordinary shares (in Shares)			100	100
Hang Feng Capital Management Limited (HF CM) [Member]
Nature of Business and Organization [Line Items]
Equity interests							100.00%		100.00%
Hang Feng Technology Innovation Co., Ltd. [Member]
Nature of Business and Organization [Line Items]
Ownership in Starchain to Hang Feng					5.00%
Hang Feng Technology Innovation Co., Ltd. [Member] | Director [Member]
Nature of Business and Organization [Line Items]
Ownership in Starchain to Hang Feng					5.00%
Mr. QIAN [Member]
Nature of Business and Organization [Line Items]
Ordinary Shares (in Shares)					4,000,000
Ordinary shares held by voting power					93.11%
YEUNG Sing Sherry [Member]
Nature of Business and Organization [Line Items]
Ownership in Starchain to Hang Feng								100.00%

[1]	The share information is presented on a retrospective basis to reflect the reorganization and stock split (Note 1).